COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies
SCHEDULE OF CAPITAL COMMITMENT	The Group has the following capital commitments at the end of the reporting period:
	2024	2023
	USD	USD

Contracted, but not provided for:
Property, plant and equipment	42,140	700,000